UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly reporting period from May 1, 2016 to May 31, 2016

Commission File Number of issuing entity: 333-75276

Central Index Key Number of issuing entity: 0001163321

CAPITAL ONE MULTI-ASSET EXECUTION TRUST

(Exact name of issuing entity as specified in its charter)

(Issuing entity in respect of the Notes)

Commission File Number of issuing entity: 000-25762

Central Index Key Number of issuing entity: 0000922869

CAPITAL ONE MASTER TRUST

(Exact name of issuing entity as specified in its charter)

(Issuing entity in respect of the COMT Collateral Certificate)

Commission File Number of depositor: 333-75276-01

Central Index Key Number of depositor: 0001162387

CAPITAL ONE FUNDING, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0001514949

CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION

(Exact name of sponsor as specified in its charter)

Eric Bauder

Senior Manager, Capital Markets

703-760-3343

Delaware

(State or other jurisdiction of incorporation

or organization of the issuing entity)

c/o Deutsche Bank Trust Company Delaware

E.A. Delle Donne Corporate Center

1011 Centre Road

Wilmington, DE 19805-1266

(Address of principal executive offices of issuing entity)

201-593-6792

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

New York

(State or other jurisdiction of incorporation

or organization of the issuing entity)

c/o Capital One Bank (USA), National Association

Mail Stop 12017-0500

140 East Shore Drive

Room 1071-B

Glen Allen, VA 23059

(Address of principal executive offices of issuing entity)

804-965-7100

(Telephone number, including area code)

Not Applicable

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.2 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information

Response to Item 1 is set forth in Exhibits 99.1 and 99.2.

ITEM 2 – Legal Proceedings

The most current information or update to this item, as of the end of the monthly reporting period to which this report relates, was previously reported by the Capital One Multi-asset Execution Trust (the “COMET”) (Central Index Key (CIK) number 0001163321, Commission File Number 333-75276). See prospectuses relating to the Class A(2016-1) and Class A(2016-2) Card series notes, each dated May 12, 2016, filed May 13, 2016 (the “Prospectuses”).

ITEM 3 – Sales of Securities and Use of Proceeds

On May 18, 2016, COMET issued its Class A(2016-1) Card series notes and Class A(2016-2) Card series notes. Information regarding the sale of the Class A(2016-1) Card series notes and the Class A(2016-2) Card series notes has been previously reported in the Prospectuses.

ITEM 7 – Change in Sponsor Interest in the Securities

Capital One Funding, LLC is the sole holder of all outstanding Class D Card series notes. On May 18, 2016, the outstanding dollar principal amount of the Class D Card series notes was increased in the amount of approximately $59,536,528. After giving effect to this increase, the outstanding dollar principal amount of the Class D Card series notes was approximately $608,509,273 as of May 18, 2016.

Subject to certain restrictions on transfer, Capital One Funding may, at any time and from time to time, sell or otherwise transfer all or any portion of the interest in the notes that it owns.

ITEM 10 – Exhibits

Exhibit 99.1	Monthly Series 2002-CC Certificateholders’ Statement

Exhibit 99.2	Card Series Schedule to Monthly Noteholders’ Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: June 15, 2016

CAPITAL ONE MULTI-ASSET EXECUTION TRUST
(Issuing Entity)
CAPITAL ONE MASTER TRUST
(Issuing Entity)
By: CAPITAL ONE BANK (USA), NATIONAL ASSOCIATION
(Servicer)

By:	/s/ Shaun Ross
Name:	Shaun Ross
Title:	Managing Vice President, Deputy Controller